Pensions and Other Post-employment Benefit Obligations - Details of Movement in Net Defined Benefit Obligations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 664	€ 735
Closing balance	610	664
Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24	24
Interest cost / (income)	15	17
Past service cost	(36)	(20)
Immediate recognition of gains / (losses) arising over the year	0	0
Administration expenses	2	3
Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
-actual return less interest on plan assets	26	(36)
-changes in financial assumptions	(45)	37
-changes in demographic assumptions	(6)	(1)
-experience losses	(3)
Effects of changes in foreign exchange rates	15	(48)
Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(23)	(23)
Contributions by the Group	(23)	(24)
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,051	1,126
Closing balance	990	1,051
Defined benefit obligations [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24	24
Interest cost / (income)	24	27
Past service cost	(36)	(20)
Immediate recognition of gains / (losses) arising over the year	0	0
Defined benefit obligations [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
-changes in financial assumptions	(45)	37
-changes in demographic assumptions	(6)	(1)
-experience losses	(3)
Effects of changes in foreign exchange rates	31	(90)
Defined benefit obligations [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(54)	(56)
Contributions by the plan participants	4	4
Defined benefit obligations [member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	801	853
Closing balance	789	801
Defined benefit obligations [member] | Pension benefits [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	18	18
Interest cost / (income)	16	18
Past service cost		(16)
Immediate recognition of gains / (losses) arising over the year	0	0
Defined benefit obligations [member] | Pension benefits [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
-changes in financial assumptions	(30)	23
-changes in demographic assumptions	(5)
-experience losses	(1)
Effects of changes in foreign exchange rates	22	(61)
Defined benefit obligations [member] | Pension benefits [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(35)	(38)
Contributions by the plan participants	3	4
Defined benefit obligations [member] | Other benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	250	273
Closing balance	201	250
Defined benefit obligations [member] | Other benefits [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6	6
Interest cost / (income)	8	9
Past service cost	(36)	(4)
Immediate recognition of gains / (losses) arising over the year	0	0
Defined benefit obligations [member] | Other benefits [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
-changes in financial assumptions	(15)	14
-changes in demographic assumptions	(1)	(1)
-experience losses	(2)
Effects of changes in foreign exchange rates	9	(29)
Defined benefit obligations [member] | Other benefits [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(19)	(18)
Contributions by the plan participants	1
Plan Assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(387)	(391)
Closing balance	(380)	(387)
Plan Assets [member] | Consolidated Income Statement [member]
Disclosure of net defined benefit liability (asset) [line items]
Interest cost / (income)	(9)	(10)
Immediate recognition of gains / (losses) arising over the year	0	0
Administration expenses	2	3
Plan Assets [member] | Statement of Comprehensive Income (Loss) [member]
Disclosure of net defined benefit liability (asset) [line items]
-actual return less interest on plan assets	26	(36)
Effects of changes in foreign exchange rates	(16)	42
Plan Assets [member] | Consolidated Statement of Cash Flows [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	31	33
Contributions by the Group	(23)	(24)
Contributions by the plan participants	€ (4)	€ (4)